Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF
Shareholder Report [Line Items]
Fund Name	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF
Class Name	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF
Trading Symbol	DCAP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Unity Wealth Partners Dynamic Capital Appreciation & Options ETF (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unityetf.com. You can also request this information by contacting us at (844) 679-9922 or by writing to Unity Wealth Partners Dynamic Capital Appreciation & Options ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 679-9922
Additional Information Website	www.unityetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF	$41	0.90%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.90%
Net Assets	$ 3,631,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$3,631
Number of Holdings	60
Portfolio Turnover	8%

Holdings [Text Block]

Sector/Security Type - Investments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024)

Top Ten Holdings	(% of net assets)
SPDR S&P 500 ETF Trust	25.4
SPDR Dow Jones Industrial Average ETF Trust	15.2
iShares Russell 2000 ETF	14.5
Invesco QQQ Trust Series 1	10.2
Dell Technologies, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
JPMorgan Chase & Co.	1.1
Target Corp.	1.1
UnitedHealth Group, Inc.	1.1
Home Depot, Inc.	1.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.